Analysis of segment statement of financial position by business type (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets
Goodwill		£ 1,620	£ 1,482		£ 1,628
Deferred acquisition costs and other intangible assets		11,359	11,011
Property, plant and equipment		951	789
Reinsurers' share of insurance contract liabilities		9,620	9,673
Deferred tax assets		2,435	2,627
Current tax recoverable		626	613
Accrued investment income		2,574	2,676
Other debtors		3,519	2,963
Investment properties		17,605	16,497
Investment in joint ventures and associates accounted for using the equity method		1,554	1,416
Loans		16,922	17,042
Equity securities and portfolio holdings in unit trusts	[1]	229,707	223,391
Debt securities	[1]	160,305	171,374
Derivative assets		3,428	4,801
Deposits		12,412	11,236
Assets held for sale	[2]	12,024	38
Other investments	[1]	6,059	5,622
Cash and cash equivalents		8,450	10,690	£ 9,893	10,065
Total assets		501,170	493,941
Total equity		15,890	16,094	15,450	£ 14,667
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		405,482	411,243
Unallocated surplus of with-profits funds		17,283	16,951
Core structural borrowings of shareholder-financed operations		6,367	6,280
Operational borrowings attributable to shareholder-financed operations		1,618	1,791
Borrowings attributable to with-profits operations		3,589	3,716
Obligations under funding, securities lending and sale and repurchase agreements		7,128	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		9,358	8,889
Deferred tax liabilities		4,443	4,715
Current tax liabilities		415	537
Accruals, deferred income and other liabilities		13,551	14,185
Provisions		920	1,123
Derivative liabilities		3,149	2,755
Liabilities held for sale		11,977
Total liabilities		485,280	477,847
Total equity and liabilities		501,170	493,941
With-profits
Assets
Goodwill		161	24
Deferred acquisition costs and other intangible assets		149	145
Property, plant and equipment		605	492
Operating segments | Asia
Assets
Goodwill		306	305
Deferred acquisition costs and other intangible assets		2,614	2,540
Property, plant and equipment		123	125
Reinsurers' share of insurance contract liabilities		2,258	1,960
Deferred tax assets		112	112
Current tax recoverable		23	58
Accrued investment income		611	595
Other debtors		2,429	2,675
Investment properties		5	5
Investment in joint ventures and associates accounted for using the equity method		867	912
Loans		1,337	1,317
Equity securities and portfolio holdings in unit trusts		30,926	29,976
Debt securities		42,256	40,982
Derivative assets		191	113
Deposits		1,203	1,291
Cash and cash equivalents		2,177	1,934
Total assets		87,438	84,900
Total equity		5,741	5,926
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		66,821	64,133
Unallocated surplus of with-profits funds		3,766	3,474
Operational borrowings attributable to shareholder-financed operations		17	50
Borrowings attributable to with-profits operations		32	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,550	3,631
Deferred tax liabilities		1,174	1,152
Current tax liabilities		155	122
Accruals, deferred income and other liabilities		5,920	6,069
Provisions		175	254
Derivative liabilities		87	79
Total liabilities		81,697	78,974
Total equity and liabilities		87,438	84,900
Operating segments | Asia asset management
Assets
Debt securities		40
Operating segments | US
Assets
Deferred acquisition costs and other intangible assets		8,503	8,219
Property, plant and equipment		237	214
Reinsurers' share of insurance contract liabilities		6,436	6,424
Deferred tax assets		2,144	2,300
Current tax recoverable		298	298
Accrued investment income		460	492
Other debtors		242	248
Investment properties		5	5
Loans		9,815	9,630
Equity securities and portfolio holdings in unit trusts		135,837	130,630
Debt securities		36,115	35,378
Derivative assets		816	1,611
Deposits		17	43
Other investments		901	848
Cash and cash equivalents		1,174	1,658
Total assets		203,000	197,998
Total equity		5,100	5,248
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		185,150	180,724
Core structural borrowings of shareholder-financed operations		189	184
Operational borrowings attributable to shareholder-financed operations		262	508
Obligations under funding, securities lending and sale and repurchase agreements		5,612	4,304
Deferred tax liabilities		1,653	1,845
Current tax liabilities		22	47
Accruals, deferred income and other liabilities		4,914	5,109
Provisions		19	24
Derivative liabilities		79	5
Total liabilities		197,900	192,750
Total equity and liabilities		203,000	197,998
Operating segments | UK and Europe
Assets
Goodwill		1,314	1,177
Deferred acquisition costs and other intangible assets		199	210
Property, plant and equipment		588	447
Reinsurers' share of insurance contract liabilities		2,104	2,521
Deferred tax assets		130	157
Current tax recoverable		255	244
Accrued investment income		1,471	1,558
Other debtors		3,580	3,118
Investment properties		17,595	16,487
Investment in joint ventures and associates accounted for using the equity method		687	504
Loans		5,664	5,986
Equity securities and portfolio holdings in unit trusts		62,832	62,670
Debt securities		79,744	92,707
Derivative assets		2,305	2,954
Deposits		11,020	9,540
Assets held for sale		12,024	38
Other investments		5,158	4,774
Cash and cash equivalents		3,420	5,808
Total assets		210,090	210,900
Total equity		8,046	8,245
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		154,655	167,589
Unallocated surplus of with-profits funds		13,517	13,477
Operational borrowings attributable to shareholder-financed operations		130	148
Borrowings attributable to with-profits operations		3,557	3,706
Obligations under funding, securities lending and sale and repurchase agreements		1,516	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		5,781	5,243
Deferred tax liabilities		1,602	1,703
Current tax liabilities		194	377
Accruals, deferred income and other liabilities		6,349	6,609
Provisions		684	784
Derivative liabilities		2,082	1,661
Liabilities held for sale		11,977
Total liabilities		202,044	202,655
Total equity and liabilities		210,090	210,900
Operating segments | With-profits | Asia
Assets
Loans		757	725
Operating segments | With-profits | Asia insurance operations
Assets
Debt securities		24,923	24,432
Operating segments | With-profits | UK and Europe
Assets
Loans		3,943	4,268
Debt securities		51,064	50,661
Operating segments | Unit-linked | Asia insurance operations
Assets
Debt securities		3,771	3,507
Operating segments | Unit-linked | UK and Europe
Assets
Debt securities		6,536	6,711
Operations within segments | Asia insurance operations
Assets
Goodwill		245
Deferred acquisition costs and other intangible assets		2,609
Property, plant and equipment		120
Reinsurers' share of insurance contract liabilities		2,258
Deferred tax assets		105
Current tax recoverable		23
Accrued investment income		579
Other debtors		2,382
Investment properties		5
Investment in joint ventures and associates accounted for using the equity method		723
Loans		1,337
Equity securities and portfolio holdings in unit trusts		30,887
Debt securities		42,216
Derivative assets		191
Deposits		1,170
Cash and cash equivalents		2,066
Total assets		86,916
Total equity		5,327
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		66,821		£ 59,619
Unallocated surplus of with-profits funds		3,766
Operational borrowings attributable to shareholder-financed operations		17
Borrowings attributable to with-profits operations		32
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,550
Deferred tax liabilities		1,174
Current tax liabilities		143
Accruals, deferred income and other liabilities		5,874
Provisions		125
Derivative liabilities		87
Total liabilities		81,589
Total equity and liabilities		86,916
Operations within segments | Asia asset management
Assets
Goodwill		61
Deferred acquisition costs and other intangible assets		5
Property, plant and equipment		3
Deferred tax assets		7
Accrued investment income		32
Other debtors		76
Investment in joint ventures and associates accounted for using the equity method		144
Equity securities and portfolio holdings in unit trusts		39
Debt securities		40
Deposits		33
Cash and cash equivalents		111
Total assets		551
Total equity		414
Liabilities
Current tax liabilities		12
Accruals, deferred income and other liabilities		75
Provisions		50
Total liabilities		137
Total equity and liabilities		551
Operations within segments | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets		8,503
Property, plant and equipment		234
Reinsurers' share of insurance contract liabilities		6,436
Deferred tax assets		2,056
Current tax recoverable		292
Accrued investment income		438
Other debtors		236
Investment properties		5
Loans		9,815
Equity securities and portfolio holdings in unit trusts		135,835
Debt securities		36,115
Derivative assets		816
Other investments		898
Cash and cash equivalents		836
Total assets		202,515
Total equity		4,896
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		185,150
Core structural borrowings of shareholder-financed operations		189
Operational borrowings attributable to shareholder-financed operations		262
Obligations under funding, securities lending and sale and repurchase agreements		5,612
Deferred tax liabilities		1,652
Current tax liabilities		21
Accruals, deferred income and other liabilities		4,642
Provisions		12
Derivative liabilities		79
Total liabilities		197,619
Total equity and liabilities		202,515
Operations within segments | Asset management (US)
Assets
Property, plant and equipment		3
Deferred tax assets		88
Current tax recoverable		6
Accrued investment income		22
Other debtors		76
Equity securities and portfolio holdings in unit trusts		2
Deposits		17
Other investments		3
Cash and cash equivalents		338
Total assets		555
Total equity		204
Liabilities
Deferred tax liabilities		1
Current tax liabilities		1
Accruals, deferred income and other liabilities		342
Provisions		7
Total liabilities		351
Total equity and liabilities		555
Operations within segments | UK and Europe asset management
Assets
Goodwill		1,153
Deferred acquisition costs and other intangible assets		6
Property, plant and equipment		36
Deferred tax assets		21
Accrued investment income		8
Other debtors		909
Investment in joint ventures and associates accounted for using the equity method		38
Equity securities and portfolio holdings in unit trusts		155
Cash and cash equivalents		409
Total assets		2,735
Total equity		2,014
Liabilities
Deferred tax liabilities		24
Current tax liabilities		45
Accruals, deferred income and other liabilities		459
Provisions		193
Total liabilities		721
Total equity and liabilities		2,735
Operations within segments | UK and Europe with-profits sub-funds | UK and Europe insurance operations
Assets
Goodwill		161
Deferred acquisition costs and other intangible assets		101
Property, plant and equipment		519
Reinsurers' share of insurance contract liabilities		1,213
Deferred tax assets		65
Current tax recoverable		58
Accrued investment income		993
Other debtors		1,725
Investment properties		15,293
Investment in joint ventures and associates accounted for using the equity method		649
Loans		3,943
Equity securities and portfolio holdings in unit trusts		47,590
Debt securities		51,064
Derivative assets		1,844
Deposits		8,853
Assets held for sale		47
Other investments		5,147
Cash and cash equivalents		2,280
Total assets		141,545
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		112,339
Unallocated surplus of with-profits funds		13,517
Borrowings attributable to with-profits operations		3,557
Obligations under funding, securities lending and sale and repurchase agreements		1,193
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,998
Deferred tax liabilities		1,353
Current tax liabilities		21
Accruals, deferred income and other liabilities		4,549
Provisions		25
Derivative liabilities		993
Total liabilities		141,545
Total equity and liabilities		141,545
Operations within segments | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Goodwill		161
Deferred acquisition costs and other intangible assets		193
Property, plant and equipment		552
Reinsurers' share of insurance contract liabilities		2,104
Deferred tax assets		109
Current tax recoverable		255
Accrued investment income		1,463
Other debtors		2,780
Investment properties		17,595
Investment in joint ventures and associates accounted for using the equity method		649
Loans		5,664
Equity securities and portfolio holdings in unit trusts		62,677
Debt securities		79,744
Derivative assets		2,305
Deposits		11,020
Assets held for sale		12,024
Other investments		5,158
Cash and cash equivalents		3,011
Total assets		207,464
Total equity		6,032
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		154,655
Unallocated surplus of with-profits funds		13,517
Operational borrowings attributable to shareholder-financed operations		130
Borrowings attributable to with-profits operations		3,557
Obligations under funding, securities lending and sale and repurchase agreements		1,516
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		5,781
Deferred tax liabilities		1,578
Current tax liabilities		149
Accruals, deferred income and other liabilities		5,999
Provisions		491
Derivative liabilities		2,082
Liabilities held for sale		11,977
Total liabilities		201,432
Total equity and liabilities		207,464
Operations within segments | With-profits | Asia insurance operations
Assets
Deferred acquisition costs and other intangible assets		48
Property, plant and equipment		86
Reinsurers' share of insurance contract liabilities		79
Accrued investment income		266
Other debtors		1,599
Loans		757
Equity securities and portfolio holdings in unit trusts		16,673
Debt securities		24,923
Derivative assets		136
Deposits		271
Cash and cash equivalents		722
Total assets		45,560
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		36,282
Unallocated surplus of with-profits funds		3,766
Borrowings attributable to with-profits operations		32
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,042
Deferred tax liabilities		782
Current tax liabilities		54
Accruals, deferred income and other liabilities		2,526
Provisions		26
Derivative liabilities		50
Total liabilities		45,560
Total equity and liabilities		45,560
Operations within segments | With-profits | Scottish Amicable Insurance Fund | UK and Europe insurance operations
Assets
Total assets		5,310	5,768
Liabilities
Total liabilities		5,310	5,768
Operations within segments | With-profits | PAC with-profits fund | UK and Europe insurance operations
Liabilities
Non-profits annuities liabilities		10,200	£ 10,600
Operations within segments | Unit-linked | Asia insurance operations
Assets
Current tax recoverable		4
Accrued investment income		57
Other debtors		232
Equity securities and portfolio holdings in unit trusts		12,592
Debt securities		3,771
Derivative assets		3
Deposits		369
Cash and cash equivalents		524
Total assets		17,552
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		16,094
Operational borrowings attributable to shareholder-financed operations		10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		1,273
Deferred tax liabilities		30
Accruals, deferred income and other liabilities		137
Derivative liabilities		8
Total liabilities		17,552
Total equity and liabilities		17,552
Operations within segments | Unit-linked | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Reinsurers' share of insurance contract liabilities		126
Accrued investment income		96
Other debtors		399
Investment properties		647
Equity securities and portfolio holdings in unit trusts		15,072
Debt securities		6,536
Derivative assets		1
Deposits		1,330
Other investments		10
Cash and cash equivalents		138
Total assets		24,355
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		22,198
Operational borrowings attributable to shareholder-financed operations		4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		1,697
Current tax liabilities		48
Accruals, deferred income and other liabilities		403
Derivative liabilities		5
Total liabilities		24,355
Total equity and liabilities		24,355
Operations within segments | Other business | Asia insurance operations
Assets
Goodwill		245
Deferred acquisition costs and other intangible assets		2,561
Property, plant and equipment		34
Reinsurers' share of insurance contract liabilities		2,179
Deferred tax assets		105
Current tax recoverable		19
Accrued investment income		256
Other debtors		551
Investment properties		5
Investment in joint ventures and associates accounted for using the equity method		723
Loans		580
Equity securities and portfolio holdings in unit trusts		1,622
Debt securities		13,522
Derivative assets		52
Deposits		530
Cash and cash equivalents		820
Total assets		23,804
Total equity		5,327
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		14,445
Operational borrowings attributable to shareholder-financed operations		7
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		235
Deferred tax liabilities		362
Current tax liabilities		89
Accruals, deferred income and other liabilities		3,211
Provisions		99
Derivative liabilities		29
Total liabilities		18,477
Total equity and liabilities		23,804
Operations within segments | Variable annuity separate account | Jackson (US insurance operations)
Assets
Equity securities and portfolio holdings in unit trusts		135,546
Total assets		135,546
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		135,546
Total liabilities		135,546
Total equity and liabilities		135,546
Operations within segments | Fixed annuity, GIC and other business | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets		8,503
Property, plant and equipment		234
Reinsurers' share of insurance contract liabilities		6,436
Deferred tax assets		2,056
Current tax recoverable		292
Accrued investment income		438
Other debtors		236
Investment properties		5
Loans		9,815
Equity securities and portfolio holdings in unit trusts		289
Debt securities		36,115
Derivative assets		816
Other investments		898
Cash and cash equivalents		836
Total assets		66,969
Total equity		4,896
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		49,604
Core structural borrowings of shareholder-financed operations		189
Operational borrowings attributable to shareholder-financed operations		262
Obligations under funding, securities lending and sale and repurchase agreements		5,612
Deferred tax liabilities		1,652
Current tax liabilities		21
Accruals, deferred income and other liabilities		4,642
Provisions		12
Derivative liabilities		79
Total liabilities		62,073
Total equity and liabilities		66,969
Operations within segments | Annuity and other long term business | UK and Europe other funds and subsidiaries | UK and Europe insurance operations
Assets
Deferred acquisition costs and other intangible assets		92
Property, plant and equipment		33
Reinsurers' share of insurance contract liabilities		765
Deferred tax assets		44
Current tax recoverable		197
Accrued investment income		374
Other debtors		656
Investment properties		1,655
Loans		1,721
Equity securities and portfolio holdings in unit trusts		15
Debt securities		22,144
Derivative assets		460
Deposits		837
Assets held for sale		11,977
Other investments		1
Cash and cash equivalents		593
Total assets		41,564
Total equity		6,032
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		20,118
Operational borrowings attributable to shareholder-financed operations		126
Obligations under funding, securities lending and sale and repurchase agreements		323
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		86
Deferred tax liabilities		225
Current tax liabilities		80
Accruals, deferred income and other liabilities		1,047
Provisions		466
Derivative liabilities		1,084
Liabilities held for sale		11,977
Total liabilities		35,532
Total equity and liabilities		41,564
Elimination of intra-segment amounts | Asia
Assets
Other debtors		(29)
Total assets		(29)
Liabilities
Accruals, deferred income and other liabilities		(29)
Total liabilities		(29)
Total equity and liabilities		(29)
Elimination of intra-segment amounts | US
Assets
Other debtors		(70)
Total assets		(70)
Liabilities
Accruals, deferred income and other liabilities		(70)
Total liabilities		(70)
Total equity and liabilities		(70)
Elimination of intra-segment amounts | UK and Europe
Assets
Other debtors		(109)
Total assets		(109)
Liabilities
Accruals, deferred income and other liabilities		(109)
Total liabilities		(109)
Total equity and liabilities		£ (109)

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).
[2]	Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).